Subsequent Event (Details Narrative) - USD ($)	Mar. 31, 2017	Jan. 23, 2017	Oct. 04, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 18, 2015	Dec. 12, 2014
Restricted cash held in escrow						$ 500,000
Preferred stock, authorized	20,000,000			20,000,000	20,000,000
Common stock, authorized	100,000,000			100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001			$ 0.001	$ 0.001
Photomedex, Inc. [Member]
Preferred stock, authorized				5,000,000	5,000,000
Common stock, authorized				50,000,000	50,000,000
Preferred stock, par value (in dollars per share)				$ 0.01	$ 0.01
Common stock, par value (in dollars per share)				$ 0.01	$ 0.01
Photomedex, Inc. [Member] | XTRAC And VTRAC [Member]
Restricted cash held in escrow				$ 724,000
Photomedex, Inc. [Member] | Warrant [Member]
Warrant exercise price (in dollars per share)							$ 2.25
Neova Asset Purchase Agreement [Member] | ICTV Brands, Inc & ICTV Holdings, Inc [Member] | Photomedex, Inc. [Member] | Consumer Products [Member]
Total purchase price			$ 9,500,000
Cash received			5,000,000
Royalty on future sales			$ 4,500,000
Percentage of cash from consumer products sold through live television promotions			35.00%
Percentage of cash from all other sales of consumer products			6.00%
Neova Asset Purchase Agreement [Member] | ICTV Brands, Inc & ICTV Holdings, Inc [Member] | Photomedex, Inc. [Member] | First Letter of Credit [Member] | Consumer Products [Member]
Cash received			$ 2,000,000
Escrow Agreement [Member] | ICTV Brands, Inc & ICTV Holdings, Inc [Member] | Photomedex, Inc. [Member]
Restricted cash held in escrow			$ 3,000,000
Subsequent Event [Member] | Photomedex, Inc. [Member]
Preferred stock, authorized	5,000,000
Common stock, authorized	50,000,000
Revised preferred stock, authorized	50,000,000
Revised common stock, authorized	500,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Common stock, par value (in dollars per share)	$ 0.01
Subsequent Event [Member] | Employment Agreements [Member] | Dr. Dolev Rafaeli, Dennis McGrath & Dr. Yoav Ben-Dror [Member] | 10% Convertible Notes Payable [Member] | Photomedex, Inc. [Member]
Debt term	1 year
Description of conversion terms	The principal will convert to shares of the Company’s common stock at the lower of the share value plus a 7.5% premium, subject to a floor price.
Subsequent Event [Member] | Interest Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Photomedex, Inc. [Member] | First Capital Real Estate Operating Partnership, L.P & First Capital Real Estate Trust Incorporated [Member]
First contribution business combination purchase price	$ 10,000,000
Description of first contribution purchase price consideration	The Contributor will transfer $10 million of assets to the Company, comprising four vacant land sites set for development into gas stations located in northern California, and a single family residential development located in Los Lunas, New Mexico. Contributor Parent currently has a 6% interest in the entity which owns the residential development, and expects to acquire an additional 11.9% interest prior to the initial closing date. The proposed gas station sites are located in Atwater and Merced, California and have an appraised value of $2.6 million. The residential development in New Mexico consists of 251, non-contiguous, single family residential lots and a 10,000 square foot club house. 37 lots have been finished, and the remaining 214 are platted and engineered lots. The appraised value of this property is approximately $7.4 million.
Gas stations appraised value	$ 2,600,000
Residential development appraised value	$ 7,400,000
Percentage of interest in residential development	6.00%
Additional percentage of interest in residential development	11.90%
Description of business combination share price

That Per Share Value will be 7.5% premium above the volume-weighted average price (“VWAP”) of all on-exchange transactions in the Company shares executed on NASDAQ during the thirty NASDAQ trading days (each a Trading Day) prior to the NASDAQ trading day immediately prior to the public announcement by the Company and First Capital, as reported by Bloomberg L.P.

Description of second contribution purchase price consideration

First Capital must contribute to the Acquiror its 100% ownership interest in a private hotel that is currently undergoing renovations to convert to a Wyndham Garden Hotel. This 265 room full service hotel is located in xxx and has an appraised value of approximately $16 million.

Percentage of interest in private hotel	100.00%
Private hotel appraised value	$ 16,000,000
Description of additional second contribution purchase price consideration

In addition, First Capital must contribute to the Acquiror its interest in Dutchman’s Bay and Serenity Bay (referred to as the “Antigua Resort Developments”), two planned full service resort hotel developments located in Antigua and Barbuda in which First Capital owns a 75% interest in coordination with the Antigua government. Serenity Bay is a planned five star resort comprised of five contiguous parcels (28.33 acres) zoned for hotel and residential use that are planned for 246 units and 80 one, two and three bedroom condo units. Dutchman’s Bay, is a planned four star condo hotel with 180 guestrooms, 102 two bedroom condos, and 14 three bedroom villas.

Percentage of interest in service resort hotel developments	75.00%
Percentage of common shares to be issued to contributor	19.90%
Second contribution business combination purchase price	$ 20,000,000
Two additional property appraised value	66,500,000
Resort development project appraised value	22,500,000
Punta brava appraised value	44,000,000
Contributor parent's commitment	5,000,000
Contributor parent's additional commitment	5,000,000
Contributor parent's second commitment	34,000,000
Optional contribution business combination purchase price	$ 86,450,000
Percentage of value contribution	130.00%
Subsequent Event [Member] | Interest Contribution Agreement [Member] | FC Global Realty Operating Partnership, LLC [Member] | Photomedex, Inc. [Member] | First Capital Real Estate Operating Partnership, L.P & First Capital Real Estate Trust Incorporated [Member] | Warrant [Member]
Maximum number of warrant called	25,000,000
Warrant exercise price (in dollars per share)	$ 3.00
Warrant term	3 years
Subsequent Event [Member] | Neova Asset Purchase Agreement [Member] | ICTV Brands, Inc & ICTV Holdings, Inc [Member] | Photomedex, Inc. [Member]
Proceeds from disposition of assets		$ 3,000,000
Subsequent Event [Member] | Neova Asset Purchase Agreement [Member] | ICTV Brands, Inc & ICTV Holdings, Inc [Member] | Photomedex, Inc. [Member] | First Letter of Credit [Member]
Agreed payment by third party		$ 2,000,000